Revenue Recognition - Disaggregation of Revenue (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Consumer and technology
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	61.00%	24.00%	52.00%	19.00%	36.00%	12.00%	19.00%
Food And Nutrition
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	9.00%	22.00%	9.00%	25.00%	25.00%	35.00%	39.00%
Industrial And Environment
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	8.00%	19.00%	16.00%	22.00%	16.00%	29.00%	13.00%
Agriculture
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	4.00%	8.00%	4.00%	10.00%	8.00%	13.00%	18.00%
Pharma and Biotech
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	15.00%	14.00%	16.00%	13.00%	8.00%	2.00%	2.00%
Government and Defense
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	3.00%	13.00%	3.00%	11.00%	7.00%	9.00%	9.00%